Lease (Tables)	6 Months Ended
Jun. 30, 2023
Lease
Schedule of operating lease balances

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Operating lease right-of-use assets	2,207	1,362
Operating lease liabilities	2,035	1,244

Schedule of components of lease expense

	As of December 31,	As of June30,
	2022	2023
	RMB	RMB
Operating lease cost	714	698
Short-term lease cost	7,821	929
Total	8,535	1,627

Schedule of present value of operating lease payments

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
2023	1,295	484
2024	804	792
Total undiscounted operating lease payments	2,099	1,276
Less: imputed interest	(64)	(32)
Present value of operating lease liabilities	2,035	1,244